Secured Loans and Credit Facilities	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

9. Secured Loans and Credit Facilities

The table below presents the loans and credit facilities and the amounts outstanding as of December 31, 2011 and 2012:

	2011	2012
(a)Commerzbank AG	$55,575,000	$50,550,000
(b)Unicredit Bank AG (Bayerische Hypo-und Vereinsbank AG)	29,585,000	25,587,000
(c)Bank of Scotland Plc	55,000,000	36,616,864
(d)Bank of Ireland	17,500,000	14,800,000
(e)HSH Nordbank AG	23,625,000	22,125,000
(f)HSBC Bank Plc	20,000,000	18,400,000
(g)Nordea Bank Finland Plc	-	27,463,312
Total	$201,285,000	$195,542,176

Disclosed as follows in the Consolidated Balance Sheets
Current portion of long-term debt	$32,189,000	$14,427,250
Long-term debt	169,096,000	181,114,926
Total	$201,285,000	$195,542,176

The minimum annual principal payments, in accordance with the loans and credit facilities agreements, as amended, required to be made after December 31, 2012 are as follows:

To December 31,
2013	$14,427,250
2014	18,257,750
2015	50,266,114
2016	30,036,750
2017	57,529,312
Thereafter	25,025,000
Total	$195,542,176

(a)Commerzbank AG: On November 29, 2007, Paragon Shipping Inc. (the “Borrower”) entered into a senior secured revolving credit facility with Commerzbank AG that, subject to certain provisions, provided the Company with an amount of up to $250,000,000. On August 12, 2011, the Company entered into an agreement with Commerzbank AG to refinance up to $57,000,000 of the outstanding indebtedness related to this facility and prepaid $10,676,509. On February 8, 2013, the Company entered into an amending and restating agreement and agreed to amended terms with Commerzbank AG, including the deferral of a portion of seven of its scheduled quarterly installments.

The main terms and conditions of the loan agreement dated August 12, 2011, as subsequently amended, are as follows:

-The loan agreement is secured by a first priority mortgage on the vessels: M/V Sapphire Seas, M/V Pearl Seas and M/V Diamond Seas.

-The loan bears interest at LIBOR, plus any mandatory costs, plus a margin of (i) 3.00% at any time during the total deferred amount of the loan remains outstanding and (ii) at all other times 2.35%.

-After exercising the deferral option, the outstanding loan amount as of December 31, 2012 of $50,550,000 is required to be repaid in 6 consecutive quarterly installments of $750,000, followed by 1 consecutive quarterly installment of $1,250,000, followed by 12 consecutive quarterly installments of $1,425,000, plus a balloon repayment of $27,700,000 payable simultaneously with the final installment in the third quarter of 2017.

Covenants (as defined in the respective loan agreement):

-The ratio of EBITDA to net interest expenses shall be applicable and not be less than 2.50:1.00 from January 1, 2015 until December 31, 2015 and 3.00:1.00 thereafter.

-The market value adjusted net worth of the Company shall not be less than $75,000,000 until June 30, 2014 and $100,000,000 thereafter.

-Maintain liquid assets in an amount of no less than $650,000 per vessel at any time when the Borrower is not paying any dividends or making any other form of distribution, and an amount equal to six months debt service at any time when the Borrower decides to pay dividends or make any other form of distribution.

-The ratio of maximum net debt to total assets expressed as a percentage shall not exceed 80%.

-The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 65% until March 31, 2014, 85% until June 30, 2014, 110% until March 31, 2015, 118% until December 31, 2015 and 120% thereafter.

(b) Unicredit Bank AG (Bayerische Hypo-und Vereinsbank AG): On November 19, 2007, Paragon Shipping Inc. (the “Borrower”) entered into a secured credit facility with Unicredit Bank AG that, subject to certain provisions, provided the Company with an amount of up to $100,000,000. On October 27, 2011, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit Bank AG. The Company also agreed to prepay an amount of $7,000,000 that was prepaid on November 2, 2011. In addition, following the sale of M/V Crystal Seas on November 2, 2011, the then outstanding loan amount allocated to the M/V Crystal Seas was fully repaid and the mortgage of the vessel was released. On November 30, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit Bank AG, including the deferral of a portion of eight of its scheduled quarterly installments.

The main terms and conditions of the loan agreement dated November 19, 2007, as subsequently amended, are as follows:

-The loan agreement is secured by a first priority mortgage on the vessels: M/V Calm Seas and M/V Deep Seas.

-The loan bears interest at LIBOR, plus a margin of (i) 2.75% on the outstanding amount of the loan, less any amounts that are deferred, and (ii) 5.00% on the amounts of the loan that have been deferred.

-After exercising the deferral option, the outstanding loan amount as of December 31, 2012 of $25,587,000 is required to be repaid in 7 consecutive quarterly installments of $500,000, followed by 8 consecutive quarterly installments of $1,355,500, plus a balloon repayment of $11,243,000 payable simultaneously with the final installment in the third quarter of 2016.

Covenants (as defined in the respective loan agreement):

-The ratio of total liabilities to EBITDA is waived until December 31, 2013 and thereafter, shall not be greater than 6.00:1.00.

-The minimum requirement of market value adjusted net worth of the Company is waived until December 31, 2013 and thereafter, shall not be less than $100,000,000.

-Maintain liquid assets in an amount of no less than $750,000 per vessel at all times.

-The leverage ratio is waived until December 31, 2013 and thereafter, shall not be greater than 0.75:1.00.

-The aggregate fair market value of the mortgaged vessels to outstanding loan ratio is waived until December 31, 2013 and thereafter, shall exceed 110%, subject to further conditions in the event of dividend payment.

(c)Bank of Scotland Plc: On December 4, 2007, Paragon Shipping Inc. (the “Borrower”) entered into a secured revolving credit facility with Bank of Scotland Plc that, subject to certain conditions, provided the Company with an amount of up to $89,000,000. On April 26, 2012, the Company entered into a supplemental agreement and agreed to amended terms with Bank of Scotland Plc. Under the terms of the supplemental agreement, the bank agreed to extend the respective loan agreement from December 9, 2012 to July 9, 2013 and to defer payment of $40,100,000 of the lump sum payment due in December 2012 to 2013, provided the Company is in full compliance with the respective loan agreement as of December 9, 2012, to waive certain covenants for the period commencing on December 31, 2011 and ending on June 30, 2012 and to amend certain covenants. The Company also prepaid an amount of $9,900,000 on May 9, 2012. On November 30, 2012, the Company entered into a second amending and restating agreement and agreed to amended terms with Bank of Scotland Plc, including the extension of the facility to the third quarter of 2015. The Company also agreed to a payment of $2,839,882 in order to facilitate the full and final settlement of the portion of the loan of one of the syndicate members equal to $4,733,136. The advance payment of $2,839,882 was executed on December 10, 2012, resulting in a gain from debt extinguishment of $1,893,254, or $0.31 per basic and diluted common share, that was recorded in the fourth quarter of 2012 (refer to Note 2).

The main terms and conditions of the loan agreement dated December 4, 2007, as subsequently amended, are as follows:

-The loan agreement is secured by a first priority mortgage on the vessels: M/V Coral Seas and M/V Golden Seas.

-The loan bears interest at LIBOR, plus a margin of 2.75%.

-The outstanding loan amount as of December 31, 2012 of $36,616,864 is required to be repaid in 6 consecutive quarterly installments of $750,000, followed by 4 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $28,116,864 payable in the third quarter of 2015.

Covenants (as defined in the respective loan agreement):

-The market value adjusted net worth of the Company shall not be less than $75,000,000.

-The leverage ratio shall not exceed 0.80:1.00 until December 31, 2014 and 0.75:1.00 thereafter.

-Maintain liquid assets in an amount of no less than $500,000 per vessel at all times.

-The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall be applicable and exceed 65% from March 31, 2013 until September 30, 2013, then 70% until December 31, 2013, 85% until June 30, 2014, 95% until December 31, 2014 and 100% thereafter.

(d)Bank of Ireland: On March 30, 2009, Paragon Shipping Inc. (the “Borrower”) entered into a secured revolving credit facility with Bank of Ireland that provided the Company an amount of up to $30,000,000 for the purpose of refinancing the then existing indebtedness with Bank of Ireland. On November 28, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with Bank of Ireland, including the extension of the facility to the second quarter of 2017.

The main terms and conditions of the loan agreement dated March 30, 2009, as subsequently amended, are as follows:

-The loan agreement is secured by a first priority mortgage on the vessel M/V Kind Seas.

-The loan bears interest at LIBOR, plus a margin of 2.50%.

-The outstanding loan amount as of December 31, 2012, of $14,800,000 is required to be repaid in 6 consecutive quarterly installments of $350,000, followed by 12 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $700,000 payable in the second quarter of 2017.

Covenants (as defined in the respective loan agreement):

-The ratio of the aggregate financial indebtedness to EBITDA is waived until December 31, 2014 and thereafter, shall not exceed 5.00:1.00.

-The minimum requirement of market value adjusted net worth of the Company is waived until December 31, 2014 and thereafter, shall not be less than $50,000,000.

-The leverage ratio is waived until December 31, 2014 and thereafter, shall not be greater than 0.80:1.00.

-Minimum liquid assets requirement is waived until December 31, 2014 and thereafter, the Borrower shall maintain liquid assets in an amount of no less than $500,000 per vessel at all times.

-The fair market value of the mortgaged vessel to outstanding loan ratio is waived until December 31, 2014 and thereafter, shall exceed 110%.

(e)HSH Nordbank AG: On July 31, 2008, Paragon Shipping Inc. (the “Borrower”) entered into loan with HSH Nordbank that, subject to certain conditions, provided the Company with an amount of up to $51,500,000. On September 1, 2011, the Company entered into a loan supplemental agreement and agreed to amended terms with HSH Nordbank. The Company also agreed to prepay an amount of $10,000,000 that was prepaid on September 6, 2011. On January 22, 2013, the Company entered into a loan supplemental agreement and agreed to amended terms with HSH Nordbank.

The main terms and conditions of the loan agreement dated July 31, 2008, as subsequently amended, are as follows:

-The loan is secured by a first priority mortgage on the vessel M/V Friendly Seas.

-The loan bears interest at LIBOR, plus a margin of 3.00%.

-The outstanding loan amount as of December 31, 2012, of $22,125,000 is required to be repaid in 23 consecutive quarterly installments of $375,000, plus a balloon repayment of $13,500,000 payable simultaneously with the final installment in the third quarter of 2018.

(e)HSH Nordbank AG - Continued

Covenants (as defined in the respective loan agreement):

-The market value adjusted net worth of the Company shall not be less than $75,000,000 until December 31, 2014 and $100,000,000 thereafter.

-The leverage ratio shall not exceed 0.80:1.00 until December 31, 2014 and 0.70:1.00 thereafter.

-Maintain liquid assets of an amount equal to at least $500,000 per vessel at all times.

-The fair market value of the mortgaged vessel to outstanding loan ratio shall be applicable and exceed 100% from January 1, 2014 until December 31, 2014 and 125% thereafter.

 (f)HSBC Bank Plc: On July 2, 2010, a secured loan facility was signed with HSBC Bank Plc that, subject to certain conditions, provided the Company with an amount of $22,000,000. On November 30, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with HSBC Bank Plc.

The main terms and conditions of the loan agreement dated July 2, 2010, as subsequently amended, are as follows:

-The loan is secured by a first priority mortgage on the vessel M/V Dream Seas.

-The loan bears interest at LIBOR, plus a margin of 3.00% until December 31, 2013 and 2.60% thereafter.

-The outstanding loan amount as of December 31, 2012, of $18,400,000 is required to be repaid in 31 consecutive quarterly installments of $400,000, plus a balloon repayment of $6,000,000 payable simultaneously with the final installment in the third quarter of 2020.

Covenants (as defined in the respective loan agreement):

-The ratio of total liabilities to EBITDA is waived until December 31, 2013 and thereafter, shall not exceed 7.00:1.00.

-The ratio of EBITDA to interest expense is waived until December 31, 2013 and thereafter, shall not be less than 2.50:1.00.

-The market value adjusted net worth of the Company shall be at least $50,000,000 until December 31, 2013 and $100,000,000 thereafter.

-The ratio of total liabilities to value adjusted total assets shall be applicable and not greater than 0.80:1.00 from January 1, 2014 until the final maturity of the facility.

-The fair market value of the mortgaged vessel to outstanding loan ratio shall exceed 105% until December 31, 2013, 110% until December 31, 2014 and 120% thereafter.

(g)Nordea Bank Finland Plc: On May 5, 2011, a secured loan facility was signed with a syndicate of major European banks led by Nordea Bank Finland Plc for an amount of up to $89,515,100 to finance 65% of the purchase price of the Company’s drybulk newbuilding vessels. Following the conversion of the Company’s final Kamsarmax newbuilding contract in August 2011, the Company agreed to reduce the available amount under the respective secured loan facility to $66,911,500. The amended secured loan facility is comprised of four advances, one for each drybulk newbuilding vessel, available upon delivery of each vessel. On May 4 and on June 18, 2012, the Company took delivery of its first two Handysize drybulk vessels; the M/V Prosperous Seas and the M/V Precious Seas, respectively (refer to Notes 4 and 5). Upon the delivery of each of the respective vessels, the Company proceeded with the drawdown of the available loan amount that in the aggregate amounted to $28,908,750. On January 29, 2013, the Company took delivery of its third Handysize drybulk vessel; the M/V Priceless Seas (refer to Notes 4 and 5). Upon the delivery of the M/V Priceless Seas, no additional loan amount was drawn and the respective vessel is not subject to any mortgage.

On January 30, 2013, the Company entered into a loan supplemental agreement and agreed to amended terms with Nordea Bank Finland Plc, including the extension of the availability period of the undrawn portion of the facility from July 31, 2013 to April 28, 2014. In addition, the undrawn portion of the secured loan facility relating to the M/V Priceless Seas and the Hull no. 625, was amended to be the lower of $33,802,880 and an amount equal to (i) 65% of the aggregate fair market value of the respective vessels and the already mortgaged vessels, less the outstanding loan amount prior to the proposed drawdown date. Under the facility, the Company is only permitted to drawdown the undrawn portion of the facility if no event of default has occurred or would result from the borrowing of the loan. In addition, the outstanding loan due from Box Ships must be repaid in full before the Company is permitted to draw the undrawn portion of the facility.

The main terms and conditions of the loan agreement dated May 5, 2011, as subsequently amended, are as follows:

-The loan is secured by a first priority mortgage on the vessels: M/V Prosperous Seas and M/V Precious Seas.

-The loan bears interest at LIBOR, plus any mandatory costs, plus a margin of 3.50% until December 31, 2014 and 2.75% thereafter.

-The outstanding loan amount as of December 31, 2012, of $27,463,312 is required to be repaid in 18 consecutive quarterly installments of $481,813, plus a balloon repayment of $18,790,678 payable simultaneously with the final installment in the second quarter of 2017.

Covenants (as defined in the respective loan agreement):

-The Company shall maintain a positive working capital at all times, excluding any balloon repayments of long-term loan facilities.

-There is available to the Borrower cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) which are not subject to any security interest, in an amount of not less than the greater of (i) $10,000,000 or (ii) $750,000 per vessel owned on the last day of the relevant test period.

-The ratio of EBITDA to interest expense is waived until December 31, 2014 and thereafter, shall not be less than 2.50:1.00.

-The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to EBITDA is waived until December 31, 2014 and thereafter, shall not be greater than 5.00:1.00.

(g)Nordea Bank Finland Plc - Continued

-The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to the market value adjusted total assets shall not exceed 0.80:1.00 until December 31, 2014 and 0.70:1.00 thereafter.

-The fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 120% until December 31, 2014 and 130% thereafter.

Additional Covenants: Each of the above loan and credit facilities are secured by first priority mortgages on all vessels described in Note 1, other than the M/V Priceless Seas as discussed above, first assignments of all freights, earnings and insurances. They also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s consent before it changes the flag, class or management of the vessels, or enter into a new line of business. The facility includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross-default to other indebtedness and non-compliance with security documents, and prohibits the Company from paying dividends if the Company is in default on its facilities and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant.

In addition, each of the above loan and credit facilities require a minimum balance of cash and cash equivalents to be maintained at all times with the respective lender, ranging from $375,000 to $750,000 per mortgaged vessel, in excess of any additional cash collateral to be maintained, as defined by the respective loan agreements.

Certain of the above loan and credit facilities restrict the amount of dividends the Company may pay to $0.50 per share per annum and limit the amount of quarterly dividends the Company may pay to 100% of its net income for the immediately preceding financial quarter. In addition, under the existing loan and credit facilities, the Company is required to maintain minimum liquidity after payment of dividends equal to the greater of the next six months’ debt service, $25,000,000 or $1,250,000 per vessel. In addition, according to the supplemental agreement the Company entered into with Bank of Scotland Plc on November 30, 2012 as discussed above, the Company is not permitted to declare or pay any dividends until the maturity of the respective loan agreement.

Conditions Precedent / Subsequent: Several of the agreements mentioned above that have been entered into subsequent to September 30, 2012, were subject to a number of conditions, including (i) all documentation to be satisfactory completed, (ii) an equity increase of $10,000,000 within 90 days after the signing of the respective documentation and (iii) all lenders agreeing to similar restructuring terms and granting similar waivers and terms.

Subsequent to December 31, 2012, the Company finalized the documentation with all of its lenders. In addition, the $10,000,000 raised through the issuance of 4,901,961 newly-issued Class A Common shares to Innovation Holdings, an entity beneficially owned by Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer (refer to Note 12), fulfilled the requirement of $10,000,000 equity increase.

Based on the above, all conditions precedent and subsequent have been fulfilled and the Company’s debt restructuring is finalized and effective from December 31, 2012.

Covenants Compliance: Following the finalization of the Company’s debt restructuring discussed above and after giving effect to the respective supplemental and restating agreements, the Company regained compliance with all debt covenants with respect to its loan and credit facilities.

Other Information: As of December 31, 2012, the Company had no unused facility in respect of the above mentioned secured loans and credit facilities other than the undrawn portion of the syndicated secured loan facility let by Nordea Bank Finland Plc discussed above.

The interest cost charged for the years ended December 31, 2010, 2011 and 2012 amounted to $8,994,169, $7,105,730 and $5,673,906, respectively.

The capitalized interest for the years ended December 31, 2010, 2011 and 2012 amounted to $0, $260,118 and $611,655, respectively.

The weighted average interest rate for the years ended December 31, 2010, 2011 and 2012 was 2.50%, 2.64% and 2.76%, respectively.